Goodwill, Software and Other Intangible Assets (Tables)	12 Months Ended
Oct. 31, 2019
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Summary of Changes in Carrying Amount of Goodwill by Cash Generating Units
We have three significant CGUs to which goodwill has been allocated. The changes in the carrying amount of goodwill are allocated to each CGU as follows:

		CGUs
$ millions, as at or for the year ended October 31		CIBC FirstCaribbean	Canadian Wealth Management	U.S. Commercial Banking and Wealth Management		Other	Total
2019	Balance at beginning of year	$413	$884	$4,078		$189	$5,564
	Acquisitions	–	–	4		14	18
	Impairment	(135)	–	–		–	(135)
	Foreign currency translation adjustments	–	–	2		–	2
	Balance at end of year	$278	$884	$4,084		$203	$5,449
2018	Balance at beginning of year (1)	$405	$884	$3,952		$126	$5,367
	Acquisitions	–	–	29	(2)	62	91
	Impairment	–	–	–		–	–
	Foreign currency translation adjustments	8	–	97		1	106
	Balance at end of year	$413	$884	$4,078		$189	$5,564

(1)	Net of cumulative impairment charges for CIBC FirstCaribbean goodwill of $623 million, and nil for other CGUs.
(2)	Additional goodwill recognized from our acquisition of The PrivateBank. See Note 3 for additional details.

Schedule of Carrying Amount of Indefinite-lived Intangible Assets
The carrying amount of indefinite-lived intangible assets is provided in the following table:

$ millions, as at or for the year ended October 31		Contract based (1)	Brand name (2)	Total
2019	Balance at beginning of year	$116	$26	$142
	Foreign currency translation adjustments	–	–	–
	Balance at end of year	$116	$26	$142
2018	Balance at beginning of year	$116	$25	$141
	Foreign currency translation adjustments	–	1	1
	Balance at end of year	$116	$26	$142

(1)	Represents management contracts purchased as part of past acquisitions.
(2)	Acquired as part of the CIBC FirstCaribbean acquisition.

Schedule of Components of Finite-lived Software and Other Intangible Assets
The components of finite-lived software and other intangible assets are as follows:

$ millions, as at or for the year ended October 31		Software (1)	Core deposit intangibles (2)	Contract based (3)	Customer relationships (4)	Total
2019	Gross carrying amount
	Balance at beginning of year	$2,986	$611	$34	$314	$3,945
	Acquisition through business combinations	–	–	3	9	12
	Additions	452	–	–	–	452
	Disposals (5)	(386)	–	–	–	(386)
	Adjustments (6)	–	–	1	(1)	–
	Balance at end of year	$3,052	$611	$38	$322	$4,023
2018	Balance at end of year	$2,986	$611	$34	$314	$3,945
2019	Accumulated amortization
	Balance at beginning of year	$1,685	$320	$6	$131	$2,142
	Amortization and impairment (5)	331	69	5	35	440
	Disposals (5)	(385)	–	–	–	(385)
	Adjustments (6)	–	–	–	(1)	(1)
	Balance at end of year	$1,631	$389	$11	$165	$2,196
2018	Balance at end of year	$1,685	$320	$6	$131	$2,142
	Net book value
	As at October 31, 2019	$1,421	$222	$27	$157	$1,827
	As at October 31, 2018	$1,301	$291	$28	$183	$1,803

(1)	Includes $515 million (2018: $467 million) of work-in-progress not subject to amortization.
(2)	Acquired as part of the acquisitions of CIBC FirstCaribbean and The PrivateBank.
(3)	Represents a combination of management contracts purchased as part of past acquisitions including The PrivateBank and Geneva Advisors in 2017, as well as LGA and Cleary Gull in 2019.
(4)	Represents customer relationships associated with past acquisitions including The PrivateBank and Geneva Advisors in 2017, and LGA in 2019.
(5)	Includes write-offs of fully amortized assets.
(6)	Includes foreign currency translation adjustments.